Long-term debt - Maturities (Details 2) SFr in Millions, ¥ in Billions	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 CHF (SFr)
Long-term debt by maturities
Next twelve months	SFr 26,483
Year two	29,648
Year three	18,803
Year four	19,000
Year five	18,211
Thereafter	54,751
Long-term debt	166,896		SFr 161,087
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	2,700
Structured notes
Long-term debt by maturities
Next twelve months	11,346
Year two	7,764
Year three	4,625
Year four	3,628
Year five	2,954
Thereafter	12,809
Long-term debt	43,126		47,039
Structured notes | Equity
Long-term debt by maturities
Long-term debt	28,681		29,907
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	11,678		13,882
Structured notes | Credit
Long-term debt by maturities
Long-term debt	2,363		2,881
Structured notes | Other
Long-term debt by maturities
Long-term debt	404		369
Group Parent Company, intercompany transactions excluded
Long-term debt by maturities
Next twelve months	1,406
Year two	10,579
Year three	6,278
Year four	9,398
Year five	8,517
Thereafter	26,106
Long-term debt	SFr 62,284
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.80%	3.80%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.00%	1.00%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.20%	4.20%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.30%	1.30%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.80%	3.80%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.50%	0.50%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.60%	4.60%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.40%	5.40%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.90%	3.90%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.30%	6.30%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.00%	3.00%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.30%	7.30%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.40%	6.40%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	4.50%	4.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.30%	5.30%
Group Parent Company, intercompany transactions excluded | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	SFr 0
Year two	5,683
Year three	1,262
Year four	7,376
Year five	5,240
Thereafter	22,475
Long-term debt	42,036
Group Parent Company, intercompany transactions excluded | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	1,406
Year two	4,348
Year three	3,250
Year four	2,022
Year five	1,717
Thereafter	3,631
Long-term debt	16,374
Group Parent Company, intercompany transactions excluded | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	0
Year two	548
Year three	1,766
Year four	0
Year five	1,560
Thereafter	0
Long-term debt	3,874
Group subsidiaries
Long-term debt by maturities
Next twelve months	25,077
Year two	19,069
Year three	12,525
Year four	9,602
Year five	9,694
Thereafter	28,645
Long-term debt	SFr 104,612
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.70%	9.70%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.20%	2.20%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.60%	3.60%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.30%	3.30%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.90%	0.90%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.80%	3.80%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.50%	6.50%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.70%	5.70%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.90%	5.90%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.90%	5.90%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	5.70%	5.70%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.20%	7.20%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.90%	2.90%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.60%	10.60%
Group subsidiaries | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	SFr 4,129
Year two	4,878
Year three	4,739
Year four	4,566
Year five	5,712
Thereafter	14,010
Long-term debt	38,034
Group subsidiaries | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	4,907
Year two	2,397
Year three	29
Year four	33
Year five	50
Thereafter	127
Long-term debt	7,543
Group subsidiaries | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	133
Year two	123
Year three	0
Year four	217
Year five	0
Thereafter	0
Long-term debt	473
Group subsidiaries | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	15,708
Year two	11,665
Year three	7,757
Year four	4,777
Year five	3,932
Thereafter	13,619
Long-term debt	57,458
Group subsidiaries | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	186
Year two	0
Year three	0
Year four	0
Year five	0
Thereafter	0
Long-term debt	186
Group subsidiaries | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	14
Year two	6
Year three	0
Year four	9
Year five	0
Thereafter	889
Long-term debt	918
Bank
Long-term debt by maturities
Next twelve months	27,864
Year two	27,296
Year three	18,821
Year four	19,019
Year five	16,649
Thereafter	51,046
Long-term debt	160,695		160,279
Maximum principal amount of notes that can be issued | ¥		¥ 500
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	SFr 2,700
Bank | Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.70%	9.70%
Bank | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.20%	2.20%
Bank | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.60%	3.60%
Bank | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Bank | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.30%	3.30%
Bank | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Bank | Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.90%	0.90%
Bank | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Bank | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.80%	0.80%
Bank | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.50%	6.50%
Bank | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.40%	0.40%
Bank | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.30%	7.30%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.20%	2.20%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.40%	6.40%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.70%	0.70%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.20%	7.20%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.90%	2.90%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.60%	10.60%
Bank | Structured notes
Long-term debt by maturities
Next twelve months	SFr 11,346
Year two	7,764
Year three	4,625
Year four	3,628
Year five	2,954
Thereafter	12,809
Long-term debt	43,126		47,039
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	28,681		29,907
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	11,678		13,882
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	2,363		2,881
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	404		SFr 369
Bank | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	4,058
Year two	4,886
Year three	4,740
Year four	4,584
Year five	5,709
Thereafter	14,019
Long-term debt	37,996
Bank | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	7,308
Year two	10,522
Year three	4,555
Year four	9,432
Year five	7,008
Thereafter	19,548
Long-term debt	58,373
Bank | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	133
Year two	123
Year three	0
Year four	217
Year five	0
Thereafter	0
Long-term debt	473
Bank | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	15,708
Year two	11,665
Year three	7,760
Year four	4,777
Year five	3,932
Thereafter	13,630
Long-term debt	57,472
Bank | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	643
Year two	94
Year three	1,766
Year four	0
Year five	0
Thereafter	2,960
Long-term debt	5,463
Bank | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	14
Year two	6
Year three	0
Year four	9
Year five	0
Thereafter	889
Long-term debt	SFr 918